ADVANCED SERIES TRUST

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

Supplement dated August 31, 2022 to the
Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio (each a Portfolio and collectively the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Mr. Marco Aiolfi and Mr. Ed Tostanoski are added as portfolio managers of each Portfolio. Effective immediately Mr. Marcus Perl no longer serves as portfolio manager of the Portfolios.

To reflect these changes, the Trust’s Prospectus, SAI and the Summary Prospectus relating to the Portfolios are hereby revised as follows effective immediately:

I.All references to Mr. Perl are hereby removed from the Trust’s Prospectus and SAI and the Summary Prospectuses relating to the Portfolios.

II. The tables in the section of the Summary Prospectuses and Prospectus entitled “Summary: AST Balanced Asset Allocation Portfolio – Management of the Portfolio,” “Summary: AST Capital Growth Asset Allocation Portfolio – Management of the Portfolio,” and “Summary: AST Preservation Asset Allocation Portfolio – Management of the Portfolio” are hereby revised by adding the following information with respect to Mr. Aiolfi and Mr. Tostanoski:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC; AST Investment Services, Inc.	PGIM Quantitative Solutions LLC	Mr. Marco Aiolfi	Managing Director, Portfolio Manager	August 2022
PGIM Investments LLC; AST Investment Services, Inc.	PGIM Quantitative Solutions LLC	Mr. Ed Tostanoski	Principal, Portfolio Manager	August 2022

III.The following is hereby added after the last paragraph in the sections of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Balanced Asset Allocation Portfolio - PGIM Quantitative Solutions LLC, ” HOW THE TRUST IS MANAGED – Portfolio Manager – AST Capital Growth Asset Allocation Portfolio - PGIM Quantitative Solutions LLC, and “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Preservation Asset Allocation Portfolio - PGIM Quantitative Solutions LLC:”

Marco Aiolfi, PhD, is a Managing Director and Co-Head of PGIM Quantitative Solutions’ Multi-Asset team. In this capacity, he spearheads the group’s strategic initiatives and is responsible for portfolio management and product development of the multi-asset platform. Prior to his current role, Marco was the Head of Systematic Multi-Asset Strategies, overseeing   research, development and portfolio management of systematic total and absolute return investment solutions. Before joining PGIM Quantitative Solutions, Marco was a Lead Portfolio Manager and Researcher for GTAA and volatility strategies for the Quantitative Investment Strategies team at Goldman Sachs Asset Management, and a Principal at Platinum Grove Asset Management. Previously, Marco was a research scholar at the University of California, San Diego, and a visiting scholar at the International Monetary Fund. Marco’s articles have appeared in several journals including the Journal of Econometrics, Journal of Financial Econometrics, Journal of Development Economics, Journal of Forecasting, Journal of Investment Management and the Journal of Portfolio Management.  He earned a BA in economics and a PhD in economics from Bocconi University in Italy.

Edward J. Tostanoski III, is a Principal and Portfolio Manager for PGIM Quantitative Solutions working within the Multi-Asset team. In this capacity, he is responsible for the research, development and portfolio management of systematic total and absolute return investment solutions. Prior to joining PGIM Quantitative Solutions, Ed was a Portfolio Manager and Researcher for Global Macro strategies, including strategic asset allocation and tactical models for trading within and across asset classes, at Goldman Sachs Asset Management, on their Quantitative Investment Strategies and Global Portfolio Solutions teams. He earned a BSE in operations research and financial engineering from Princeton University.

IV. The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Balanced Asset Allocation Portfolio” is hereby revised by adding the following information with respect to Mr. Aiolfi and Mr. Tostanoski:

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Quantitative Solutions LLC	Marco Aiolfi	36/$51,065,940,776	7/$2,324,542,361	11/$778,933,888	None
	Ed Tostanoski	33/$50,800,651,542	6/$2,121,915,052	11/$778,933,888	None

*Information as of 07/31/2022

V. The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Capital Growth Asset Allocation Portfolio” is hereby revised by adding the following information with respect to Mr. Aiolfi and Mr. Tostanoski:

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Quantitative Solutions LLC	Marco Aiolfi	36/$47,994,522,382	7/$2,324,542,361	11/$778,933,888	None
	Ed Tostanoski	33/$47,729,233,148	6/$2,121,915,052	11/$778,933,888	None

*Information as of 07/31/2022.

VI.The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Preservation Asset Allocation Portfolio” is hereby revised by adding the following information with respect to Mr. Aiolfi and Mr. Tostanoski:

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Quantitative Solutions LLC	Marco Aiolfi	36/$55,661,805,968	7/$2,324,542,361	11/$778,933,888	None
	Ed Tostanoski	33/$55,396,516,735	6/$2,121,915,052	11/$778,933,888	None

*Information as of 07/31/2022.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

GENFUNDSUP12